Group Subsidiaries - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Subsidiary or Equity Method Investee [Line Items]
Total assets	$ 1,325,226,052	$ 832,254,484
Variable Interest Entity, Primary Beneficiary
Subsidiary or Equity Method Investee [Line Items]
Total assets	158,909,086	101,289,872
Total liabilities	$ 120,931,677	$ 69,652,399